Discontinued Operations/Non-current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Statement Impacts from The Sofora-telecom Argentina Group and its Sale

Below is a summary of the income statement impacts from the Sofora—Telecom Argentina group and its sale. The figures for 2016 have been translated at the average exchange rate for the period January 1 – March 8 (15.7981 pesos per euro), whereas the figures for 2015 have been translated at the annual average exchange rate (10.2689 pesos per euro).

		Year ended December 31,
		2018	2017	1.1-3.8 2016

		(millions of euros)
Income statement effects from Discontinued operations/Non-current assets held for sale:
Revenues		—	—	504
Other income		—	—	1
Operating expenses		—	—	(372)
Gains (losses) on disposals of non-current assets		—	—	—
Goodwill and other non-current assets net impairment losses		—	—	—

Operating profit (loss)		—	—	133
Finance income (expenses)		—	—	(42)

Profit (loss) before tax from Discontinued operations/Non-current assets held for sale		—	—	91
Income tax expense		—	—	(32)

Profit (loss) after tax from Discontinued operations/Non-current assets held for sale	(A)	—	—	59
Other minor income statement effects:
Other income/(expenses) connected to sales in previous years		—	—
Other minor entries		—	—

	(B)	—	—	—

Profit (loss) from Discontinued operations/Non-current assets held for sale	(C=A+B)	—	—	59

Income statement effects on the selling entities:
Net gains on disposal		—	—	307
Transfer to the separate consolidated dated income statement of the Reserve for exchange differences on translating foreign operations		—	—	(304)
Income tax expense relating to the disposal		—	—	(15)

	(D)	—	—	(12)

Profit (loss) from Discontinued operations/Non-current assets held for sale	(C+D)	—	—	47

Attributable to:		—	—
Owners of the Parent		—	—	(3)
Non-controlling interests		—	—	50

Summary of Earnings Per Share from Discontinued Operations/non-current Assets Held for Sale

The earnings per share from Discontinued operations/Non-current assets held for sale, for 2018, 2017 and 2016 are shown in the table below:

	Year ended December 31,
	2018	2017	1.1-3.8 2016

	(Euros)
Basic and Diluted Earnings Per Share (EPS) from Discontinued operations/Non-current assets held for sale (*)
Ordinary Share	—	—	—
Savings Share	—	—	—

(*)	Basic EPS is equal to Diluted EPS.

Summary of Consolidated Statements of Cash Flows and its Net Impacts, Expressed in "Discontinued Operations/non-current Assets Held for Sale

Within the consolidated statements of cash flows the net impacts, expressed in terms of contribution to the consolidation, of the “Discontinued operations/Non-current assets held for sale” are broken down as follows:

	Year ended December 31,
	2018	2017	1.1-3.8 2016

	(millions of euros)
Discontinued operations/Non-current assets held for sale:
Cash flows from (used in) operating activities	—	—	130
Cash flows from (used in) investing activities	—	—	(117)
Cash flows from (used in) financing activities	—	—	(58)

Total	—	—	(45)